Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Bar Harbor Bankshares
Entity Central Index Key	0000743367
Amendment Flag	false
Bar Harbor Bankshares 401(k) Plan
Document and Entity Information
Document Type	11-K
Amendment Flag	false